Intangible Assets - DAC for US operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
DAC amounts
Gain (loss) for altered shadow DAC amortisation	£ 272	£ (69)
Shareholder-backed
DAC amounts
Deferred acquisition costs	9,657		£ 9,233
Shareholder-backed | Jackson (US insurance operations)
DAC amounts
Deferred acquisition costs	8,486		8,197
Positive (negative) unrealised valuation movement	(1,421)		617
Gain (loss) for altered shadow DAC amortisation	£ 272		£ (76)
Assumption for long-term investment returns (as a percent)	7.40%		7.40%
Shareholder-backed | Jackson (US insurance operations) | Cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ (13)		£ (289)
Shareholder-backed | Jackson (US insurance operations) | Amortisation to the income statement, Operating profit
DAC amounts
(Credit) charge for (decelerated) accelerated amortisation	£ 42		36
Consecutive period of mechanical reduction in the projected separate account return under the mean-reversion technique	5 years
Preceding period of adjusted projected separate account return with actual rates of return under mean-reversion technique	3 years
Assumption for long-term investment returns (as a percent)	7.40%
Shareholder-backed | Jackson (US insurance operations) | Variable annuities
DAC amounts
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	33.10%
Maximum increase in separate account values for mean reversion assumption to remain within the corridor (as a percent)	34.60%
Shareholder-backed | Jackson (US insurance operations) | Variable annuities | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ 8,258		8,208
Shareholder-backed | Jackson (US insurance operations) | Other business | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ 241		£ 278